Revenue - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Net gain (loss) on foreign exchange operations	₸ (11,983)	₸ 10,892	₸ 1,377
Net gain on financial assets and liabilities	₸ 21,329	₸ 4,385	₸ 11,471